J.P. Morgan Funds
Supplement dated July 29, 1998, as applicable to the following Prospectuses:

J.P. Morgan Short Term Bond Fund, dated March 2, 1998
J.P. Morgan Bond Fund, dated March 2, 1998
J.P. Morgan Tax Exempt Bond Fund, dated March 2, 1998
J.P. Morgan Fixed Income Funds, dated March 13, 1998

Effective immediately, the Swaps section of the Investments table is amended as follows:

                                             /X/ Permitted
                                            /_/ Permitted but not typically used

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                                                                Short Term Bond
                                                                Bond
                                      Principal Types of Risk   Tax Exempt Bond
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Swaps Contractual agreement whereby   credit, currency,          /X/
a party agrees to exchange periodic   interest rate, leverage,
payments with a counterparty.         market, political
Segregated accounts are used to
offset leverage risk.
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